1068615

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM D FOR CONSTELLATION PUMPS CORPORATION DEBT CONVERSION

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03023506

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
CONSTELLATION PUMPS CORPORATION: OFFERING OF SERIES A PREFERRED STOCK

Filing Under (Check box(es) that apply) ☐ Rule 504 ☐ Rule 505 [✓] Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: [✓] New Filing ☐ Amendment

RECD S.E.C.
JUN 16 2003
1086

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Constellation Pumps Corporation ("CPC" or the "Issuer")

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (including Area Code)
C/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235	(804) 560-4070

Brief Description of Business
Manufacturer of pump products

Type of Business Organization
[✓] corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
JUN 17 2003
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 02 Year 98 [✓] Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [D][E]

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).
When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.
Where To File: U.S. Securities and Exchange Commission. 450 Fifth Street. N.W. Washington, D.C 20549.
Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.
Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.
Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

SEC 1972 (6-02)

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years,
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
YOUNG, John A.

Business or Residence Address (Number and Street, City, State, Zip Code
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓]Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
BARNETT, Douglas

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
O'BRIEN, Thomas M.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
WEIDENMULLER, Steven W.

Business or Residence Address (Number and Street, City, State, Zip Code
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
FLEXON, William

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual
FAISON, G. Scott

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years,
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
BUNTING, III, Joseph O.

Business or Residence Address (Number and Street, City, State, Zip Code
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓]Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
RYAN, Michael G.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
WALTON, T. Campbell

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
SULANKE, Douglas A.

Business or Residence Address (Number and Street, City, State, Zip Code
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner [✓] Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
BENISH, Traci

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐Promoter [✓]Beneficial Owner ☐ Executive Officer [✓] Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual
RALES, Mitchell P.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years,
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter [✓] Beneficial Owner ☐ Executive Officer [✓] Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
RALES, Steven M.

Business or Residence Address (Number and Street, City, State, Zip Code
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer [✓] Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
KNISELY, Philip W.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Colfax Corporation, 8730 Stony Point Parkway, Richmond, VA 23235

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?.	[ ]	[✓]

Answer also in Appendix, Column 2. if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $__NONE______

	Yes	No
3. Does the offering permit joint ownership of a single unit?	[ ]	[✓]

4.. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. It more than five (5) persons to be listed are associated persons of such a broker or dealer. you may set forth the information for that broker or dealer only.

[✓] Not Applicable

Full Name (Last name first. if individual)

Business or Residence Address (Number and Street, City, State, Zip Code

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

OFFERING PRICE. NUMBER OF INVESTORS. EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box [✓] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Dollar Value of Debt Converted for Stock	Aggregate Value of Stock Issued
Debt	$ 0	$ 0
Equity	$ 0	$ 0
[✓] Common Stock, par value $0.001 per share, into which the CPC Preferred is convertible [✓] Series A Preferred Stock, par value $0.001 per share		
Convertible Securities (including warrants): Issuance of 28,576.943 shares, in the aggregate, of Series A preferred stock ("CPC Preferred"), at the per share value of $1,000 [1]	$ 28,576,943[2]	$ 28,576,943
Partnership Interests	$ 0	$ 0
Other (Specify__________)	$ 0	$ 0
Total	$ 28,576,943	$ 28,576,943

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "O" if answer is *'none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Debt Converted
Accredited Investors	1	$ 28,576,943
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

[1] In exchange of certain outstanding indebtedness of CPC held by holders thereof, CPC will issue shares of preferred stock, based on a per share value of $1,000, all amounts outstanding under a Note, dated April 5, 2003, in the original principal amounts of $72,098,474.69. Such shares of preferred stock will automatically convert into common stock upon an initial public offering of the issuer, converting at the IPO price. Following the Debt Conversion, the investor will own 100% of the issued and outstanding shares of Series A preferred stock of CPC.

[2] The principal amount of $28,576,943 represents any and all amounts outstanding (including all principal, interest and other charges accrued) under the Note, and the shares of CPC Preferred were issued in exchange for the contribution of such indebtedness.

OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

3. If this filing is for an offering under Rule 504 or 505. enter the information requested for all securities sold by the issuer, to date, offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C Question 1.

	Type of Security		Dollar Amount Sold
Type of Offering			
Rule 505	N/A	$	N/A
Regulation A	N/A	$	N/A
Rule 504	N/A	$	N/A
Total	N/A	$	N/A

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer of Agent's Fees	☐	$	0
Printing and Engraving Costs	☐	$	0
Leal Fees (Rounded)	[✓]	$	114,286
Accounting Fees	☐	$	0
Engineering Fees	☐	$	0
Sales Commissions (specify finders' fees separately)	☐	$	0
Other Expenses (identify)	☐	$	0
Total (Rounded)	[✓]	$	114,286

ALL EXPENSES PAID IN CONNECTION WITH THE DEBT CONVERSION WERE NOT DEDUCTED FROM THE AGGREGATE OFFERING AMOUNT OF THE STOCK ISSUED

b. Enter the difference between the aggregate offering price given in response to Part C--Question 1 and total expenses furnished in response to Part C--Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $N/A *

THERE ARE NO PROCEEDS TO THE ISSUER FOR THE ISSUANCE OF PREFERRED STOCK IN EXCHANGE FOR THE DEBTHOLDER'S CONTRIBUTION OF INDEBTEDNESS

OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C--Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and fees	☐ $ 0	☐ $ 0
Purchase of real estate	☐ $ 0	☐ $ 0
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0	☐ $ 0
Construction or leasing of plant buildings and facilities	☐ $ 0	☐ $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0	☐ $ 0
Repayment of indebtedness – *This dollar amount reflects any and all amounts outstanding under the Notes*	☐ $ 0	☐ $ 28,576,943
Working capital	☐ $ 0	☐ $ 0
Other (specify):	☐ $ 0	☐ $ 0
Column Totals	☐ $ 0	☐ $ 28,576,943
Total Payments Listed (column totals added)	$ 28,576,943	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
CONSTELLATION PUMPS CORPORATION		June 10, 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Thomas M. O'Brien	Senior Vice President, General Counsel and Secretary	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C.1001.)